ORGANIZATION	12 Months Ended
Dec. 31, 2017
ORGANIZATION
ORGANIZATION
1.	ORGANIZATION

ChinaCache International Holdings Ltd. (the ‘‘Company’’) was incorporated under the laws of the Cayman Islands on June 29, 2005 and its principal activity is investment holding. The founders of the Company are Mr. Wang Song and his spouse Kou Xiaohong (the “Founders”).

The Company through its subsidiaries and variable interest entities noted below are principally engaged in the provision of content and application delivery total solutions in the People’s Republic of China (the “PRC”).

As of December 31, 2017, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of content and application delivery services

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99%**	Construction of cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

ChinaCache Ireland Limited (“ChinaCache IE”)	November 18, 2013	Ireland	100%	Provision of content and application delivery services

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99%**	Computer hardware, technology development

Beijing Shuo Ge Technology Co., Ltd. (“Beijing Shuo Ge”)	August 15, 2014	The PRC	99%**	Mechanical equipment lease

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”)***	August 15, 2014	The PRC	99%**	Mechanical equipment lease

ChinaCache Networks Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%	Provision of content and application delivery services

ChinaCache Assets LLC (“CCAL”)	August 10, 2016	United States of America	100%	Real estate management

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	-	Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	-	Provision of content and application delivery services

*	The equity interest of Beijing Blue IT and Beijing Jingtian are held by the Founders and two nominee shareholders of the Company, respectively (collectively the “Nominee Shareholders”).

**
On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2016 and 2017.

***	In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer (Note 10). However, due to the disputes disclosed in Note 26, the transfer is not yet closed.

The following is a summary of the various VIE agreements:

Exclusive option agreements

Pursuant to the exclusive option agreement amongst the Company and the Nominee Shareholders, the Nominee Shareholders irrevocably granted the Company or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominee Shareholders in Beijing Blue IT, when and to the extent permitted under PRC law, at an amount equal to either a) the outstanding loan amount pursuant to the loan agreement owed by the Nominee Shareholders or b) the lowest permissible purchase price as set by PRC law. Such consideration, if in excess of the outstanding loan amount, when received by the Nominee Shareholders upon the exercise of the exclusive option is required to be remitted in full to ChinaCache Beijing. Beijing Blue IT cannot declare any profit distributions or grant loans in any form without the prior written consent of the Company. The Nominee Shareholders must remit in full any funds received from Beijing Blue IT to ChinaCache Beijing, in the event any distributions are made by the VIEs pursuant to any written consents of the Company. This agreement was valid for ten years and expired on September 23, 2015. Such agreement was renewed for an additional ten years to September 23, 2025. Such agreement can be renewed for an additional ten years at the sole discretion of the Company, and the times of such renewals are unlimited.

On January 20, 2016, in conjunction to the newly increased register capital of Blue IT, such agreements were updated and will expire on January 20, 2026. The agreement may be renewed for an additional 10 years at the Company's sole discretion, and the times of such renewals are unlimited.

A similar exclusive option agreement was signed by ChinaCache Beijing with Beijing Jingtian.

Exclusive business cooperation agreements

Pursuant to the exclusive business cooperation agreement between ChinaCache Beijing and the VIEs, ChinaCache Beijing is to provide exclusive business support, technical and consulting services including technical services, business consultations, access to intellectual property licenses, equipment or property leasing, marketing consultancy, system integration, product research and development and system maintenance in return for fees in an amount as determined and adjustable at the sole discretion of ChinaCache Beijing. The service fees charged to Beijing Blue IT are based on methods set forth in the technical support and service agreement and technical consultation and training agreement, as further discussed below. The service fees charged to Beijing Jingtian is based on 100% of Beijing Jingtian’s net income.

This agreement was valid for ten years and expired on September 23, 2015. Such agreement was renewed for an additional ten years to September 23, 2025. Prior to this agreement’s and subsequent agreements’ expiration dates, ChinaCache Beijing can at its sole discretion renew at a term of its choice through written confirmation.

Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement

Pursuant to these agreements between ChinaCache Beijing and Beijing Blue IT, ChinaCache Beijing is to provide research and development, technical support, consulting, training and equipment leasing services in return for fees, which is adjustable at the sole discretion of ChinaCache Beijing. The fees charged to Blue IT include an annual fixed amount and a variable quarterly amount which is determined based on the following factors:

⋅
the number of ChinaCache Beijing’s employees who provided the services pursuant to the business cooperation agreement to Beijing Blue IT during the quarter (the “Quarterly Services”) and the qualifications of the employees;

⋅	the number of hours ChinaCache Beijing’s employees spent to provide the Quarterly Services;
⋅	operating expenses incurred by ChinaCache Beijing to provide the Quarterly Services;
⋅	nature and value of the Quarterly Services; and
⋅	Beijing Blue IT’s operating revenue for the quarter.

The original term of each of these three agreements was five years running from September 23, 2005, and each of the agreements was renewed in September 2010 for a five year term which expired on September 23, 2015. In September 2015, each of such agreements was renewed for an additional five years to September 23, 2020. The term of the equipment leasing agreement can be extended solely by ChinaCache Beijing by written notice prior to the expiration of the term, and the extended term shall be determined by ChinaCache Beijing.

The exclusive business cooperation agreement, exclusive technical support and service agreement, exclusive technical consultation and training agreement, and equipment leasing agreement are collectively referred to as “Service Agreements”.

Loan agreements

The Company provided a loan facility of RMB10,000,000 to the Nominee Shareholders of Beijing Blue IT for the purpose of providing capital to Beijing Blue IT to develop its business. In addition, the Company also agreed to provide unlimited financial support to Beijing Blue IT for its operations and agree to forego the right to seek repayment in the event Beijing Blue IT is unable to repay such funding. The loan agreement between the Company and the Nominee Shareholders of Beijing Blue IT was valid for ten years and expired on September 23, 2015. Such agreement was renewed for an additional ten years to September 23, 2025. Such agreement can be extended for another ten years upon mutual written consent of the Company and the Nominee Shareholders of Beijing Blue IT. On January 20, 2016, the Nominee Shareholders of Beijing Blue IT entered into another loan agreement with the Company. Pursuant to this agreement, the Company provided an interest-free loan facility of RMB10,000,000 to the Nominee Shareholders of Beijing Blue IT for the purpose of subscribing for the capital increase of Beijing Blue IT. The term of the loan agreement is ten years and expires on January 20, 2026. The term of the loan agreement may be extended upon mutual written consent of the parties. On December 19, 2016, the Nominee Shareholders of Beijing Blue IT entered into another loan agreement with the Company. Pursuant to this agreement, the Company provided an interest-free loan facility of RMB20,000,000 to the Nominee Shareholders of Beijing Blue IT for the purpose of purchasing the increased capital of Beijing Blue IT. The term of the loan agreement is ten years and expires on December 19, 2026. The term of the loan agreement may be extended upon mutual written consent of the parties.

ChinaCache Beijing also provided a loan of RMB8,500,000 to the Nominee Shareholders of Beijing Jingtian for their investment in the registered share capital. In addition, the Company, through ChinaCache Beijing, agreed to provide unlimited financial support to Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event this VIE are unable to repay such funding. The loan agreement between ChinaCache Beijing and the Nominee Shareholders of Beijing Jingtian is valid for ten years and expires on December 3, 2022. Such agreement can be extended upon mutual written consent of ChinaCache Beijing and the Nominee Shareholders of Beijing Jingtian.

Power of attorney agreements

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to ChinaCache Beijing, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association. This agreement remains continuously valid, as long as the Nominee Shareholders continue to be the shareholders of the VIEs.

Subsequently, ChinaCache Beijing assigned the power of attorney agreement to ChinaCache Beijing’s shareholders or a party designated by ChinaCache Beijing’s shareholders, to whom it granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Share pledge agreements

Pursuant to the share pledge agreement between ChinaCache Beijing and the Nominee Shareholders, the Nominee Shareholders have pledged all their equity interests in the VIEs to guarantee the performance of the VIEs’ obligations under the Service Agreements.

If the VIEs breach their respective contractual obligations under the business cooperation agreements, ChinaCache Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIEs without the prior written consent of ChinaCache Beijing. This agreement is continuously valid until all payments due under the above VIE agreements have been fulfilled by the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreements, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, the Company, either directly or through ChinaCache Beijing, obtained effective control over the VIEs through the ability to exercise all the rights of the VIEs’ shareholders pursuant to the share pledge agreements and the exclusive option agreements. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses directly through the loan agreements. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of the VIEs through ChinaCache Beijing using the Service Agreements. Thus, the Company is the primary beneficiary of the VIEs and consolidates the VIEs under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Legal compliance

Assessing the legal validity and compliance of these above noted arrangements are a precursor to the Company’s ability to consolidate the results of operations and financial condition of its VIEs. In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs are in compliance with existing PRC laws and regulations; (ii) each of the currently effective documents under the contractual arrangements among us, our PRC subsidiary, PRC consolidated variable interest entities and their shareholders governed by PRC law are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there is significant consolidation judgment due to the existence of substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with its VIEs is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC. To the extent that changes to and new PRC laws and regulations prohibit the Company’s VIE arrangements from also complying with the principles of consolidation, then the Company would no longer be able to consolidate and therefore would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss and deconsolidation in respect of the Company’s current ownership structure or the contractual arrangements with its VIEs is remote based on current facts and circumstances.

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets were recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

Unrecognized revenue-producing assets held by the VIEs mainly include licenses, such as the Internet Content Provision License, the Value-Added Telecommunication Services Operating License, the Online Culture Operating Permit, and trademarks, patents, copy rights and the domain names. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. Recognized revenue-producing assets held by the VIEs include core technology, trademarks and domain names. Unrecognized revenue-producing assets, including customer lists for provision of content and application delivery total solutions, as well as trademarks, are held by the Wholly Foreign Owned Enterprises (“WFOEs”).

The following tables represent the financial information of the consolidated VIEs as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017 before eliminating the intercompany balances and transactions between the VIEs and other entities within the Group:

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	64,909	27,113	4,167
Accounts receivable (net of allowance for doubtful accounts of RMB63,266 and RMB80,612 (US$12,390) as of December 31, 2016 and 2017, respectively)	115,774	76,359	11,736
Prepaid expenses and other current assets	51,205	45,007	6,917
Amounts due from inter-companies(1)	8,209	185,801	28,557

Total current assets	240,097	334,280	51,377

Non-current assets:
Long term investments	10,503	10,103	1,553
Long term deposits and other non-current assets	36,470	7,345	1,129

Total non-current assets	46,973	17,448	2,682

TOTAL ASSETS	287,070	351,728	54,059

	As of December 31,
	2016	2017
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Short-term borrowings	29,311	9,960	1,531
Accounts payable	298,231	353,133	54,276
Accrued employee benefits	36,159	32,783	5,039
Accrued expenses and other current liabilities	9,386	29,728	4,569
Other payables	16,693	15,547	2,389
Income tax payable	6,121	6,268	963
Liabilities for uncertain tax positions	4,689	4,187	644
Amounts due to inter-companies(1)	281,400	499,375	76,753
Amounts due to subsidiaries held for sale (2)	12,606	737	113
Current portion of capital lease obligations	72,614	42,735	6,568
Deferred government grant	13,000	13,000	1,998

Total current liabilities	780,210	1,007,453	154,843

Non-current liabilities:
Non-current portion of capital lease obligations	43,951	1,421	218
Deferred government grant	11,208	6,581	1,011

Total non-current liabilities	55,159	8,002	1,229

Total liabilities	835,369	1,015,455	156,072

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
(2)	Information with respect to subsidiaries held for sale is discussed in Note 10.

	For the Years Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	1,048,454	658,475	479,012	73,623
-Inter-companies	234,333	321,161	342,035	52,570
Net loss	(2,503)	(627,544)	(88,547)	(13,609)

	For the Years Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Net cash provided by/(used in) operating activities	398,301	(294,338)	173,626	26,686
Net cash used in investing activities	(81,448)	(13,708)	(20,822)	(3,200)
Net cash used in financing activities	(31,539)	(53,798)	(55,864)	(8,586)